Property, Plant and Equipment - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		$ 37,044
Closing Balance		40,969		$ 37,044
Mining assets [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		10,719
Closing Balance		20,449		10,719
Buildings [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		193
Closing Balance		1,282		193
Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		13,085
Closing Balance		13,538		13,085
Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		12,469
Closing Balance		5,023		12,469
Fittings & motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		578
Closing Balance		677		578
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		132,800	[1]	119,246
Closing Balance	[1]	142,557		132,800
Additions	[2]	11,169		8,394
Change in rehabilitation asset estimate (see note 21)		319		5,433
Transfer into/within of property, plant and equipment (see note 15)		372		210
Scrapping of Assets/Decommissioning		(2,103)		(483)
Cost [Member] | Mining assets [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		38,479	[1]	36,368
Closing Balance	[1]	52,415		38,479
Additions	[2]	2,048		1,597
Change in rehabilitation asset estimate (see note 21)
Transfer into/within of property, plant and equipment (see note 15)		11,888		514
Scrapping of Assets/Decommissioning
Cost [Member] | Buildings [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		2,128	[1]	2,040
Closing Balance	[1]	3,283		2,128
Additions	[2]	1,155
Change in rehabilitation asset estimate (see note 21)
Transfer into/within of property, plant and equipment (see note 15)				103
Scrapping of Assets/Decommissioning				(15)
Cost [Member] | Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		77,241	[1]	69,840
Closing Balance	[1]	78,981		77,241
Additions	[2]	2,899		2,281
Change in rehabilitation asset estimate (see note 21)		319		5,433
Transfer into/within of property, plant and equipment (see note 15)		625		79
Scrapping of Assets/Decommissioning		(2,103)		(392)
Cost [Member] | Motor vehicles [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		2,077	[1]	2,037
Closing Balance	[1]	2,449		2,077
Additions	[2]	372		116
Change in rehabilitation asset estimate (see note 21)
Transfer into/within of property, plant and equipment (see note 15)
Scrapping of Assets/Decommissioning				(76)
Cost [Member] | Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		12,875	[1]	8,961
Closing Balance	[1]	5,429		12,875
Additions	[2]	4,695		4,400
Change in rehabilitation asset estimate (see note 21)
Transfer into/within of property, plant and equipment (see note 15)		(12,141)		(486)
Scrapping of Assets/Decommissioning
Accumulated Depreciation and Impairment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		95,756	[1]	86,169
Closing Balance		101,588		95,756	[1]
Depreciation		7,267		4,141
Impairment reversal		240		5,724
Scrapping of Assets/Decommissioning		(1,675)		(278)
Accumulated Depreciation and Impairment [Member] | Mining assets [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		27,760	[1]	25,847
Closing Balance		31,966		27,760	[1]
Depreciation		4,206		1,913
Impairment reversal
Scrapping of Assets/Decommissioning
Accumulated Depreciation and Impairment [Member] | Buildings [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		1,935	[1]	1,929
Closing Balance		2,001		1,935	[1]
Depreciation		66		21
Impairment reversal
Scrapping of Assets/Decommissioning				(15)
Accumulated Depreciation and Impairment [Member] | Plant & equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		64,156	[1]	56,606
Closing Balance		65,443		64,156	[1]
Depreciation		2,722		2,024
Impairment reversal		240		5,724
Scrapping of Assets/Decommissioning		(1,675)		(198)
Accumulated Depreciation and Impairment [Member] | Motor vehicles [member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		1,499	[1]	1,381
Closing Balance		1,772		1,499	[1]
Depreciation		273		183
Impairment reversal
Scrapping of Assets/Decommissioning				(65)
Accumulated Depreciation and Impairment [Member] | Capital work in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Opening Balance		406	[1]	406
Closing Balance		406		406	[1]
Depreciation
Impairment reversal
Scrapping of Assets/Decommissioning

[1]	— The cost basis and the balance of accumulated depreciation and impairment contain assets which are fully depreciated but remain in service. As of December 31, 2025, and 2024, the initial costs of the fully depreciated assets which remain in service are $734 thousand and approximately $1,141 thousand respectively.
[2]	— Additions of $0.1 million and $0.2 million were included in trade payables as of December 31, 2025 and 2024 respectively. Additions of $nil and $ 0.6 were funded through Borrowings and paid directly to suppliers as of December 31, 2025 and 2024 respectively.